CASH FLOW INFORMATION (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW
Beginning balance	₺ 471,810	₺ 1,094,688	₺ 1,810,325
Increase in lease liabilities	248,886	351,907	497,794
Cash inflows	577,338	1,556,602	5,829,364
Cash outflows	(687,228)	(2,256,042)	(6,623,205)
Other non-cash movements	86,959	166,742	93,123	[1]
Monetary gain	(235,091)	(442,087)	(512,713)
Ending balance	462,674	471,810	1,094,688
Less: cash and cash equivalents	(5,500,000)	(8,676,955)	(10,321,986)
Net debt / (cash)	(5,037,326)	(8,205,145)	(9,227,298)
Lease liabilities
CASH FLOW
Beginning balance	432,309	571,793	530,603
Increase in lease liabilities	248,886	351,907	497,794
Cash outflows	(307,475)	(330,946)	(252,679)
Other non-cash movements	77,020	128,368	65,772	[1]
Monetary gain	(174,347)	(288,813)	(269,697)
Ending balance	276,393	432,309	571,793
Bank borrowings
CASH FLOW
Beginning balance	39,501	522,895	1,279,722
Cash inflows	577,338	1,556,602	5,829,364
Cash outflows	(379,753)	(1,925,096)	(6,370,526)
Other non-cash movements	9,939	38,374	27,351	[1]
Monetary gain	(60,744)	(153,274)	(243,016)
Ending balance	₺ 186,281	₺ 39,501	₺ 522,895

[1]	Other non-cash movements consist of interest accrual and disposals and bank borrowings